Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net (loss) income for the period	$ (5,357)	$ 11,889
Adjustments for:
Depreciation of property and equipment	1,292	1,211
Amortization of right-of-use assets	1,081	1,164
Amortization of intangible assets	2,486	2,293
Unrealized foreign exchange loss	1,122	394
Equity-settled share-based payment transactions	3,129	5,172
Finance costs	843	211
Deferred income tax (recovery) expense	(130)	969
Impairment charges	1,798
Derivative contracts designated as cash flow hedges	599	1,106
Changes in cash held in trust	2,254	(2,034)
Changes in non-cash balances related to operations	(13,331)	2,200
Interest paid	(812)	(211)
Net cash (used in) provided by operating activities	(5,026)	24,364
Cash flows from investing activities
Acquisition of property and equipment	(450)	(1,231)
Additions to intangible assets	(1,837)	(1,147)
Net cash used in investing activities	(2,287)	(2,378)
Cash flows from financing activities
Proceeds from long term debt	40,000
Repayment of long term debt	(25,000)
Payment of lease liabilities	(1,293)	(1,229)
Proceeds from exercise of share options	67	21
Shares repurchased and cancelled	(1,042)	(10,258)
Purchase of share capital held in trust		(6,350)
Taxes paid on net settlement of RSUs	(1,209)	(3,122)
Net cash provided by (used in) financing activities	11,523	(20,938)
Effect of exchange rate fluctuations on cash held	(1,105)	(214)
Net increase in cash and cash equivalents	3,105	834
Cash and cash equivalents at beginning of the period	69,965	69,131
Cash and cash equivalents at end of the period	73,070	69,965
Interest Received	365	930
Taxes Paid	$ (1,852)	$ (1,601)